INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Disclosure of inventory [Table Text Block]
	March 31,	March 31,
	2022	2021
	$	$

Raw materials	477,095	-
Finished goods	188,477	-
	665,572	-